OPERATIONS (Details) - Aircraft		1 Months Ended
	Feb. 20, 2026	Aug. 31, 2025	Jul. 31, 2025
Nature of operations [line items]
Maximum tariff percentage			50.00%
General tariff percentage			10.00%
Decrease in tariff percentage as portion of the components used			10.00%
Brazilian Air Force Command
Nature of operations [line items]
Number of aircraft to be delivered under the existing contract		18	19
Non-adjusting events
Nature of operations [line items]
Proposed new tariff percentage	10.00%